UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	7/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--11.3%
American Eagle Outfitters	148,990	2,143,966
Autoliv	57,440 a	2,056,926
Best Buy	24,280 a	907,344
Carnival	110,188 a	3,084,162
Gap	241,170	3,935,894
Home Depot	340,445	8,831,143
Interpublic Group of Cos.	243,460 b	1,268,427
Johnson Controls	74,930 a	1,939,188
Kohl's	52,210 a,b	2,534,795
Newell Rubbermaid	206,150	2,653,150
News, Cl. A	368,620	3,807,845
Nordstrom	49,890 a	1,319,092
O'Reilly Automotive	39,770 a,b	1,617,048
Omnicom Group	134,220	4,563,480
Staples	95,550 a	2,008,461
Target	72,300	3,153,726
Time Warner	202,313 a	5,393,665
		51,218,312
Consumer Staples--11.6%
Cadbury, ADR	103,530	4,092,541
Coca-Cola Enterprises	109,120	2,050,365
Colgate-Palmolive	63,355	4,589,436
CVS Caremark	137,112	4,590,510
Dean Foods	73,580 b	1,559,160
Estee Lauder, Cl. A	73,390	2,674,332
Kellogg	45,800	2,175,500
Kraft Foods, Cl. A	93,004	2,635,733
Lorillard	22,490	1,657,963
PepsiCo	235,138	13,344,081
Philip Morris International	219,975	10,250,835
SUPERVALU	105,410	1,563,230
Whole Foods Market	70,190 a,b	1,697,896
		52,881,582
Energy--9.6%
Cameron International	36,700 b	1,146,141
Chevron	122,270	8,494,097
Devon Energy	21,630	1,256,487
Exxon Mobil	46,732	3,289,465

Halliburton	51,340	1,134,101
Marathon Oil	115,370	3,720,682
Noble Energy	18,390	1,123,997
Occidental Petroleum	180,050	12,844,767
Southwestern Energy	52,560 b	2,177,561
Transocean	13,590 b	1,082,987
XTO Energy	185,650	7,468,700
		43,738,985
Financial--14.2%
Aflac	22,700	859,422
Ameriprise Financial	103,560	2,878,968
Bank of America	395,900	5,855,361
BlackRock	6,030	1,148,956
Capital One Financial	19,490	598,343
Chubb	25,860	1,194,215
Fidelity National Financial, Cl. A	82,560	1,184,736
Franklin Resources	58,780	5,212,610
Goldman Sachs Group	20,413	3,333,443
JPMorgan Chase & Co.	357,305	13,809,838
Marsh & McLennan Cos.	53,360	1,089,611
MetLife	109,620	3,721,599
Moody's	168,170 a	3,992,356
Morgan Stanley	143,800	4,098,300
Principal Financial Group	24,760	586,812
Prudential Financial	57,770	2,557,478
State Street	83,800	4,215,140
Travelers Cos.	67,150	2,892,150
Wells Fargo & Co.	228,210	5,582,017
		64,811,355
Health Care--14.6%
Alexion Pharmaceuticals	39,570 a,b	1,743,058
AmerisourceBergen	113,700 a	2,242,164
Amgen	87,570 b	5,456,487
Boston Scientific	108,100 b	1,160,994
Bristol-Myers Squibb	120,370	2,616,844
Celgene	41,900 b	2,386,624
Covidien	60,211	2,276,578
DaVita	27,930 b	1,388,121
Gilead Sciences	71,611 b	3,503,926
Johnson & Johnson	93,470	5,691,388
Life Technologies	38,723 b	1,763,058
Medco Health Solutions	51,750 b	2,735,505
MEDNAX	30,180 b	1,398,843
Merck & Co.	391,890 a	11,760,619
Pfizer	712,782	11,354,617

St. Jude Medical	47,900 b	1,806,309
Universal Health Services, Cl. B	37,340	2,076,477
Vertex Pharmaceuticals	41,250 a,b	1,485,412
WellPoint	39,470 b	2,077,701
Zimmer Holdings	30,880 b	1,439,008
		66,363,733
Industrial--8.7%
Caterpillar	57,380 a	2,528,163
Cummins	65,730	2,827,047
Danaher	20,400	1,249,296
Dover	58,203	1,979,484
Eaton	44,260	2,297,979
General Electric	239,970 a	3,215,598
Honeywell International	38,880	1,349,136
Illinois Tool Works	37,770	1,531,573
JetBlue Airways	246,680 b	1,260,535
Norfolk Southern	125,210	5,415,333
Paccar	69,530 a	2,409,215
Parker Hannifin	45,480	2,013,854
Raytheon	63,100	2,962,545
Tyco Electronics	79,280	1,702,142
Tyco International	71,810	2,170,098
Union Pacific	47,571 a	2,736,284
Waste Management	65,641 a	1,845,169
		39,493,451
Information Technology--20.9%
Akamai Technologies	76,241 a,b	1,253,402
Alcatel-Lucent, ADR	408,160 b	1,126,522
Apple	54,797 b	8,953,282
Autodesk	87,160 b	1,900,960
BMC Software	62,030 b	2,110,881
Broadcom, Cl. A	111,976 b	3,161,082
Cisco Systems	483,318 b	10,637,829
Dolby Laboratories, Cl. A	54,390 a,b	2,264,256
Electronic Arts	81,384 b	1,747,314
EMC	235,340 b	3,544,220
Google, Cl. A	14,016 b	6,209,789
Hewlett-Packard	86,780	3,757,574
Informatica	86,320 b	1,587,425
Intel	61,806	1,189,765
Juniper Networks	86,980 b	2,272,787
Lam Research	71,730 a,b	2,156,204
Microsoft	615,769	14,482,887
Motorola	191,990	1,374,648
Nokia, ADR	252,160 a	3,363,814

Oracle	258,150	5,712,860
QUALCOMM	23,923	1,105,482
Sybase	62,030 b	2,220,674
Texas Instruments	267,550	6,434,578
Visa, Cl. A	48,678	3,186,462
Western Union	196,090	3,427,653
		95,182,350
Materials--3.5%
Air Products & Chemicals	12,980	968,308
Albemarle	49,800	1,479,558
Celanese, Ser. A	63,750	1,638,375
Crown Holdings	41,340 b	1,037,634
Dow Chemical	58,500	1,238,445
E.I. du Pont de Nemours & Co.	91,030	2,815,558
Freeport-McMoRan Copper & Gold	73,722 a	4,445,437
Packaging Corp. of America	108,730 a	2,138,719
		15,762,034
Telecommunication Services--1.4%
AT & T	148,990	3,908,008
CenturyTel	35,050	1,100,220
Windstream	167,940	1,472,834
		6,481,062
Utilities--3.1%
Entergy	55,720	4,475,988
Exelon	42,290	2,150,869
FPL Group	47,470	2,690,125
NRG Energy	53,170 a,b	1,446,756
Questar	97,050 a	3,209,444
		13,973,182
Total Common Stocks
(cost $406,949,043)		449,906,046

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,209,000)	7,209,000 [c]	7,209,000
Investment of Cash Collateral for
Securities Loaned--10.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $46,684,228)	46,684,228 [c]	46,684,228

Total Investments (cost $460,842,271)	110.8%	503,799,274

Liabilities, Less Cash and Receivables	(10.8%)	(48,980,165)
Net Assets	100.0%	454,819,109

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $45,750,635 and the total market value of the collateral held by the fund is $46,684,228.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2009 , the aggregate cost of investment securities for income tax purposes was $460,842,271. Net unrealized appreciation on investments was $42,957,003 of which $55,365,137 related to appreciated investment securities and $12,408,134 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	441,323,169	-	-	441,323,169
Equity Securities - Foreign	8,582,877	-	-	8,582,877
Mutual Funds	53,893,228	-	-	53,893,228
Other Financial Instruments+:	-	-	-	-
Liabilities ($)
Other Financial Instruments+:	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

                 (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)